Parent Company Information	12 Months Ended
Dec. 31, 2025
Parent Company Information [Abstract]
Parent Company Information

Note 19 – Parent Company Information

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of operations.

As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2025	2024
Assets

Current assets
Cash and cash equivalents	$28,494,997	$14,411,389
Short-term investments	3,015,800	5,256,000
Other current asset	24,686	67,529
Other receivable - intercompany	3,020,833	2,219,790
Total current assets	34,556,316	21,954,708

Other assets
Intangible assets	-	1,500,000
Investment in subsidiaries	39,631,125	37,324,008
Total other assets	39,631,125	38,824,008

Total assets	$74,187,441	$60,778,716

Liabilities and Shareholders’ Equity

Current liabilities
Accounts payable	$-	$1,000,000
Other payables and accrued liabilities	128,317	300,007
Other payables - intercompany	9,420,442	9,569,397
Total current liabilities	9,548,759	10,869,404

Total liabilities	9,548,759	10,869,404

Commitments and Contingencies	-	-

Shareholders’ Equity
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, 12,000,000 and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively	600	-
Ordinary shares, $0.165 par value, 3,000,000 and 272,728 shares authorized, 151,873 and 31,048 shares issued, 148,960 and 28,135 shares outstanding as of December 31, 2025 and 2024, respectively*	25,054	5,118
Treasury shares, at cost, 2,913 shares issued as of December 31, 2025 and 2024, respectively*	(481)	(481)
Additional paid-in capital	47,537,432	29,712,151
Statutory reserves	178,303	155,313
Retained earnings	18,371,787	22,252,747
Accumulated other comprehensive loss	(1,474,013)	(2,215,536)
Total shareholders’ equity	64,638,682	49,909,312

Total liabilities and shareholders’ equity	$74,187,441	$60,778,716

*	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation and 3 to 1 share consolidation (Note 15).

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years Ended December 31,
	2025	2024	2023

Operating expenses	$(3,096,483)	$(1,579,979)	$(2,309,152)

Loss from operations	(3,096,483)	(1,579,979)	(2,309,152)

Other expenses	(761,487)	(853,557)	(1,289,328)

Net loss	(3,857,970)	(2,433,536)	(3,598,480)
Foreign currency translation adjustments	741,523	(479,801)	(560,679)
Comprehensive loss	$(3,116,447)	$(2,913,337)	$(4,159,159)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2025	2024	2023

Net cash (used in) provided by operating activities	$(928,209)	$(1,761,029)	$181,835
Net cash provided by (used in) investing activities	1,256,000	(5,756,000)	-
Net cash provided by financing activities	13,755,817	6,998,517	345,210
Effect of exchange rate on cash and cash equivalents	-	(49,892)	-
Net increase (decrease) in cash and cash equivalents	14,083,608	(568,404)	527,045
Cash and cash equivalents, beginning of year	14,411,389	14,979,793	14,452,748
Cash and cash equivalents, end of year	$28,494,997	$14,411,389	$14,979,793